Schedule of Investments (unaudited) April 30, 2021	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.6%
Plantronics Inc.(a)	870	$34,791
Ribbon Communications Inc.(a)	3,006	20,291

		55,082

Diversified Consumer Services — 3.3%
2U Inc.(a)	1,582	62,094
Chegg Inc.(a)	2,256	203,784
Stride Inc.(a)	972	27,828

		293,706

Diversified Telecommunication Services — 0.9%
Bandwidth Inc., Class A(a)(b)	451	59,622
Ooma Inc.(a)	420	6,943
V-Cube Inc.	600	15,721

		82,286

Entertainment — 26.8%
Activision Blizzard Inc.	2,112	192,593
DouYu International Holdings Ltd., ADR(a)	6,702	61,055
Electronic Arts Inc.	1,356	192,660
HUYA Inc., ADR(a)(b)	1,401	24,686
iQIYI Inc., ADR(a)	6,972	102,558
Kahoot! ASA(a)	5,013	52,766
NetDragon Websoft Holdings Ltd.	6,000	16,841
NetEase Inc.	9,600	216,551
Netflix Inc.(a)	339	174,066
Nexon Co. Ltd.	6,000	198,984
Nintendo Co. Ltd.	300	172,060
Paradox Interactive AB	744	17,439
Roku Inc.(a)	579	198,580
Sea Ltd.(a)	864	218,195
Spotify Technology SA(a)	528	133,119
Stillfront Group AB(a)	6,420	65,713
Take-Two Interactive Software Inc.(a)	933	163,630
Ubisoft Entertainment SA(a)	1,782	133,987
XD Inc.(a)	2,600	22,546

		2,358,029

Food & Staples Retailing — 0.7%
Zur Rose Group AG(a)	186	61,997

Health Care Technology — 4.5%
Alibaba Health Information Technology Ltd.(a)	60,000	183,086
Ping An Healthcare and Technology Co. Ltd.(a)(c)	6,000	70,298
Teladoc Health Inc.(a)	831	143,223

		396,607

Interactive Media & Services — 8.8%
JOYY Inc., ADR	1,407	133,749
Match Group Inc.(a)	1,182	183,955
Momo Inc., ADR	4,210	61,719
Snap Inc., Class A, NVS(a)	3,561	220,141
Tencent Holdings Ltd.	2,170	174,061

		773,625

Internet & Direct Marketing Retail — 10.0%
Dada Nexus Ltd., ADR(a)(b)	3,876	93,179
Delivery Hero SE(a)(c)	1,398	222,229
Demae-Can Co. Ltd.(a)	600	11,253
Grubhub Inc.(a)	2,004	136,352
Just Eat Takeaway.com NV(a)(c)	1,635	169,266
Meituan, Class B(a)(c)	4,500	172,657
Shop Apotheke Europe NV(a)(c)	312	64,488

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Waitr Holdings Inc.(a)	2,130	$5,240

		874,664

IT Services — 2.3%
GoDaddy Inc., Class A(a)	2,013	174,769
Megaport Ltd.(a)	2,784	30,924

		205,693

Leisure Products — 1.7%
Peloton Interactive Inc., Class A(a)	1,476	145,165

Media — 2.2%
Pearson PLC	16,392	188,373

Professional Services — 0.2%
Grace Technology Inc.(a)	600	14,695

Software — 37.9%
8x8 Inc.(a)	2,232	73,410
AI inside Inc.(a)	13	3,604
Anaplan Inc.(a)	2,397	142,981
Asana Inc., Class A(a)	1,227	40,884
Atlassian Corp. PLC, Class A(a)	777	184,584
Avaya Holdings Corp.(a)	1,773	51,009
Box Inc., Class A(a)	3,438	73,229
Citrix Systems Inc.	1,293	160,138
Cloudflare Inc., Class A(a)	2,190	185,581
DocuSign Inc.(a)	708	157,842
Dropbox Inc., Class A(a)(b)	6,399	164,454
Enghouse Systems Ltd.	873	41,315
Everbridge Inc.(a)	777	103,116
Five9 Inc.(a)	1,116	209,775
GB Group PLC	4,140	51,502
Jamf Holding Corp.(a)(b)	750	27,390
Kingsoft Corp. Ltd.	18,000	127,465
LivePerson Inc.(a)	1,332	72,794
Microsoft Corp.	813	205,022
Mitek Systems Inc.(a)	876	14,200
Nice Ltd.(a)	708	171,316
Pagerduty Inc.(a)(b)	1,404	59,614
RingCentral Inc., Class A(a)	516	164,578
Slack Technologies Inc., Class A(a)	4,024	170,618
Smartsheet Inc., Class A(a)	2,424	143,743
TeamViewer AG(a)(c)	3,201	152,439
Verint Systems Inc.(a)	1,293	62,801
Zendesk Inc.(a)	1,275	186,341
Zoom Video Communications Inc., Class A(a)	411	131,343

		3,333,088

Total Common Stocks — 99.9% (Cost: $8,525,053)		8,783,010

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	308,318	308,472

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,000	$10,000

		318,472

Total Short-Term Investments — 3.6% (Cost: $318,472)		318,472

Total Investments in Securities — 103.5% (Cost: $8,843,525)		9,101,482

Other Assets, Less Liabilities — (3.5)%		(304,271)

Net Assets — 100.0%		$8,797,211

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$308,495	(b)	$—	$(23)	$—	$308,472	308,318	$549	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		10,000	(b)	—	—	—	10,000	10,000	2		—

						$(23)	$—	$318,472		$551		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-mini Index	1	06/18/21	$11	$290

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Virtual Work and Life Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,783,010	$—	$—	$8,783,010
Money Market Funds	318,472	—	—	318,472

	$9,101,482	$—	$—	$9,101,482

Derivative financial instruments(a)
Assets
Futures Contracts	$290	$—	$—	$290

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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